Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Note 20—Stockholders’ Equity

A summary of the Company’s preferred and common stock at September 30, 2017 and December 31, 2016 is as follows:

	September 30,	December 31,
	2017	2016
Series A non-cumulative perpetual preferred stock
Par value	$0.01	$0.01
Shares authorized	15,003	15,003
Shares issued	—	15,003
Shares outstanding	—	15,003
Series B 7.5% fixed non-cumulative perpetual preferred stock
Par value	$0.01	$0.01
Shares authorized	50,000	50,000
Shares issued	10,438	9,388
Subscription receivable	—	1,050
Shares outstanding	10,438	9,388
Common stock, voting
Par value	$0.01	$—
Shares authorized	150,000,000	150,000,000
Shares issued	29,305,400	24,616,706
Shares outstanding	29,305,400	24,616,706

During 2016, the Company authorized and issued Series B 7.50% fixed-to-floating non-voting, noncumulative perpetual preferred stock with a liquidation preference of $1,000 per share, plus the amount of unpaid dividends, if any, which is redeemable at the Company’s option on or after March 31, 2022. Holders of either Series A or Series B preferred stock do not have any rights to convert such stock into shares of any other class of capital stock of the Company.

On January 30, 2017, the Company issued an additional 1,050 shares of Series B preferred stock, which is reflected as a subscription receivable as of December 31, 2016. For the nine months ended September 30, 2017, the Company declared and paid dividends on the Series B preferred stock of $580,000.

On May 31, 2017, the Company filed a registration statement on Form S-1with the SEC in connection with its initial public offering (the ”Registration Statement”), which was subsequently amended on June 19, 2017. The Registration Statement was declared effective by the SEC on June 29, 2017. In connection with the IPO, the Company issued 4,630,194 shares of common stock, par value $0.01 per share, which included 855,000 shares sold pursuant to the underwriters’ exercise of their option to purchase additional shares. The securities were sold at a price to the public of $19.00 per share and began trading on the New York Stock Exchange on June 30, 2017.  On July 6, 2017, the closing date of the IPO, the Company received net proceeds of $82.7 million.

On June 14, 2017, the Company’s stockholders approved the reincorporation of the Company to a Delaware corporation. Under the terms of the merger agreement, the Company reincorporated from Illinois to Delaware by merging with and into Byline Bancorp, Inc. Delaware (“Byline Delaware”), with Byline Delaware surviving (such transaction, the “Merger”).  Each share of Company common stock issued and outstanding immediately prior to the effective time of the Merger, was converted automatically into the right to receive one fifth (0.20) of a share of common stock of Byline Delaware.  There were no fractional shares issued in connection with the Merger.   The reincorporation and share conversion are retrospectively reflected in the consolidated financial statements.

On June 16, 2017, after obtaining the necessary approval from the Federal Reserve, the Board of Directors of Byline Delaware unanimously approved the repurchase of all of the Company’s outstanding Series A preferred stock at a purchase price per share representing a liquidation value of $1,000 per share, equal to the cash value of (i) 89.469 shares of the Company’s common stock, multiplied by (ii) the initial public offering price of the common stock of $19.00 per share.  On July 14, 2017, the Company completed the repurchase of all of the Series A Preferred Stock for $25.5 million. The $10.5 million excess of the purchase price over the carrying value of the Series A was recorded as a dividend.

Note 25—Stockholders' Equity

        A summary of the Company's common and preferred stock at December 31, 2016 and 2015 is as follows:

	2016	2015
Series A non-cumulative perpetual preferred stock
Par value	$0.01	$0.01
Shares authorized	15,003	15,003
Shares issued	15,003	15,003
Shares outstanding	15,003	15,003
Series B 7.5% fixed to floating non-cumulative perpetual preferred stock
Par value	$0.01	N/A
Shares authorized	50,000	N/A
Shares issued	9,388	N/A
Subscription receivable	1,050	N/A
Shares outstanding	9,388	N/A
Common stock, voting
Par value	$—	$—
Shares authorized	150,000,000	150,000,000
Shares issued	24,616,706	17,332,775
Shares outstanding	24,616,706	17,332,775

        In connection with the recapitalization, the Company authorized and issued voting common stock and Series A non-voting, non-cumulative perpetual preferred stock with liquidation preference. The Series A preferred stock is redeemable at the Company's option on or after July 1, 2018. Under the terms of the Series A preferred stock certificate of designation, the Company would have to declare and pay a dividend or make a distribution prior to paying a dividend on its common stock, redeeming the Series A, or upon liquidation, in accordance with the terms of the preferred stock, which may reduce the earnings available to common stock holders upon declaration.

        During 2016, the Company authorized and issued Series B 7.50% fixed-to-floating non-voting, non-cumulative perpetual preferred stock with liquidation preference of $1,000 per share, plus the amount of unpaid dividends, if any, which is redeemable at the Company's option on or after March 31, 2022. Holders of either Series A or Series B preferred stock shall not have any rights to convert such stock into shares of any other class of capital stock of the Company.

        On January 30, 2017, the Company issued an additional 1,050 shares of Series B preferred stock, which is reflected as a subscription receivable as of December 31, 2016. On February 7, 2017, the Company declared a full dividend on the Series B preferred stock for the dividend period ending March 31, 2017 and payable on March 31, 2017 to holders of record as of March 16, 2017.